LONG-TERM DEBT (Q3)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Debt Disclosure [Abstract]
LONG-TERM DEBT
6. LONG-TERM DEBT

The Company periodically enters into capital lease obligations to finance certain office, network equipment and related support for use in its daily operations. During the nine-month period ended March 31, 2017, the Company commenced capital lease obligations of $380 thousand. The obligations are due in two to five years in monthly or quarterly installments of $1 thousand to $21 thousand. The value of the acquired equipment is included in property and equipment and amortized accordingly.

10. LONG-TERM DEBT

ASSIGNMENT OF QUICKSTART LEASES

In February and May 2015, the Company assigned its interest in certain finance receivables (various 60 month QuickStart leases) to third-party finance companies in exchange for cash and the assumption of financing obligations in the aggregate of $1.8 million and $304 thousand, respectively. These assignment transactions contain recourse provisions for the Company which requires the proceeds from the assignment to be treated as long-term debt. The financing obligations range in rate from 9.4% to 9.5%.

CAPITAL LEASE OBLIGATIONS

The Company periodically enters into capital lease obligations to finance certain office and network equipment for use in its daily operations. During the year periods ended June 30, 2016, 2015 and 2014, the Company entered into capital lease obligations of $444 thousand, $108 thousand and $325 thousand, respectively. The interest rates on these obligations ranged from approximately 5.6% to 9.0%. The lease terms range from 2 to 5 years. The value of the acquired equipment is included in property and equipment and depreciated over the applicable estimated useful lives accordingly.

The balance of long-term debt as of June 30, 2016 and June 30, 2015 are shown in the table below.

($ in thousands)	June 30, 2016	June 30, 2015

Assignment of QuickStart Leases	$1,600	$1,994
Capital lease obligations	605	338
	$2,205	$2,332
Less current portion	629	478
	$1,576	$1,854

 The maturities of long-term debt for each of the fiscal years following June 30, 2016 are as follows:

($ in thousands)

2017	$629
2018	625
2019	588
2020	358
2021	5
$2,205